Fort Pitt Capital Total Return Fund
SCHEDULE OF INVESTMENTS
July 31, 2023 (Unaudited)

COMMON STOCKS - 98.09%	Shares	Value
Aerospace/Defense - 1.39%
Raytheon Technologies Corp.	10,665	$937,773

Applications Software - 5.55%
Microsoft Corp.	11,141	3,742,485

Brewery - 2.42%
Constellation Brands, Inc. - Class A	5,978	1,630,798

Commercial Services - 1.84%
GXO Logistics, Inc.*	18,522	1,242,271

Computer Aided Design - 0.20%
ANSYS, Inc.*	394	134,787

Computers - 2.54%
Apple, Inc.	8,730	1,715,008

Consumer Products - Miscellaneous - 2.35%
Kimberly-Clark Corp.	12,281	1,585,477

Diagnostic Equipment - 5.05%
Danaher Corp.	5,635	1,437,263
Thermo Fisher Scientific, Inc.	3,589	1,969,141
		3,406,404

Diversified Manufacturing - 6.56%
Parker-Hannifin Corp.	10,798	4,427,288

Electronic Components - Semiconductor - 12.90%
Advanced Micro Devices, Inc.*	35,989	4,117,142
Broadcom, Inc.	1,635	1,469,293
Texas Instruments, Inc.	17,314	3,116,520
		8,702,955

Finance - Investment Banker/Broker - 3.86%
Charles Schwab Corp.	39,363	2,601,894

Industrial Automation/Robot - 5.16%
Rockwell Automation, Inc.	10,341	3,477,575

Instruments - Controls - 4.98%
Honeywell International, Inc.	17,289	3,356,314

Insurance Brokers - 5.52%
Arthur J. Gallagher & Co.	17,349	3,726,565

Investment Management/Advisor Services - 2.87%
Apollo Global Management, Inc.	23,673	1,934,321

Lasers - Systems/Components - 3.42%
Coherent Corp.*	48,734	2,308,042

Machinery-Farm - 1.81%
Deere & Co.	2,843	1,221,353

Medical - Drugs - 3.74%
Bristol-Myers Squibb Co.	22,746	1,414,574
Merck & Co, Inc.	10,411	1,110,333
		2,524,907

Medical Products - 4.55%
Abbott Laboratories	27,564	3,068,700

Oil Exploration & Production - 2.31%
Devon Energy Corp.	28,885	1,559,790

Pipelines - 1.60%
Kinder Morgan, Inc.	61,034	1,080,912

Private Equity - 2.43%
Blackstone, Inc.	15,673	1,642,374

Retail - Apparel/Shoes - 1.55%
Lululemon Athletica, Inc.*	2,756	1,043,229

Retail - Building Products - 2.02%
Lowe's Cos., Inc.	5,816	1,362,514

Retail - Gardening Products - 0.62%
Tractor Supply Co.	1,855	415,501

Semiconductor Equipment - 1.68%
Lam Research Corp.	1,573	1,130,185

Super-Regional Banks - U.S. - 4.10%
PNC Financial Services Group, Inc.	20,186	2,763,262

Telecommunication Equipment - 2.50%
Ciena Corp.*	40,055	1,690,321

Web Portals/ISP - 2.57%
Alphabet, Inc. - Class A*	13,038	1,730,403

TOTAL COMMON STOCKS (Cost $30,722,507)		66,163,408

REIT: 1.26%
Real Estate - 1.26%
Gaming and Leisure Properties, Inc.	17,964	852,571
TOTAL REIT (Cost $919,508)		852,571

MONEY MARKET FUND - 0.56%
Money Market Fund - 0.56%
Invesco STIT-Government & Agency Portfolio - Institutional Class, 5.10% †	376,223	376,223
TOTAL MONEY MARKET FUND (Cost $376,223)		376,223

Total Investments (Cost $32,018,238) - 99.91%		67,392,202
Other Assets in Excess of Liabilities - 0.09%		60,420
TOTAL NET ASSETS - 100.00%		$67,452,622

* Non-income producing security.
† Rate shown is the 7-day annualized yield at July 31, 2023.
REIT - Real Estate Investment Trust

Fort Pitt Capital Total Return Fund
Summary of Fair Value Disclosure at July 31, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2023:

	Level 1	Level 2	Level 3	Total
Common Stocks
Communications	$3,420,724	-	-	3,420,724
Consumer, Cyclical	2,821,244	-	-	2,821,244
Consumer, Non-cyclical	13,458,557	-	-	13,458,557
Energy	2,640,702	-	-	2,640,702
Financial	12,668,416	-	-	12,668,416
Industrial	15,728,345	-	-	15,728,345
Technology	15,425,420	-	-	15,425,420
Total Common Stocks	66,163,408	-	-	66,163,408
REIT	852,571	-	-	852,571
Money Market Fund	376,223	-	-	376,223
Total Investments	$67,392,202	$-	$-	$67,392,202

Refer to the Fund’s schedule of investments for a detailed break-out of securities by industry classification.